JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 26, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)

on behalf of the JPMorgan Mid Cap Equity Fund

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 306 (Amendment No. 307 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to add Class R2, Class R5 and Class R6 Shares for the JPMorgan Mid Cap Equity Fund.

If you have any questions or comments, please call me at (614) 901-1370.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary